UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Select Growth Fund

July 31, 2009

	Number of
	Shares	Value
Common Stock – 95.25%²
Basic Industry/Capital Goods – 9.26%
*BHP Billiton ADR	16,400	$1,032,544
Deere & Co.	54,600	2,388,204
†Hansen Transmissions	460,700	1,031,232
Monsanto	32,500	2,730,000
Newmont Mining	93,000	3,845,550
Praxair	26,200	2,048,316
Syngenta ADR	159,800	7,338,016
Yamana Gold	176,600	1,675,934
		22,089,796
Business Services – 14.23%
Expeditors International Washington	85,100	2,887,443
†Google Class A	12,520	5,546,986
*Heartland Payment Systems	702,900	7,492,914
*MasterCard Class A	28,950	5,617,169
†Research in Motion	47,600	3,617,600
†VeriFone Holdings	414,232	3,732,230
Visa Class A	77,000	5,040,420
		33,934,762
Consumer Non-Durables – 6.37%
Natura Cosmeticos	269,400	3,847,540
*†NetFlix	61,300	2,693,522
NIKE Class B	30,300	1,716,192
*†Peet's Coffee & Tea	81,000	2,225,070
Procter & Gamble	9,200	510,692
*Staples	65,000	1,366,300
*†Whole Foods Market	117,000	2,830,230
		15,189,546
Consumer Services – 4.84%
DineEquity	57,000	1,408,470
*†eBay	39,100	830,875
†Interval Leisure Group	377,540	3,983,047
*Weight Watchers International	190,944	5,323,519
		11,545,911
Energy – 5.36%
*Core Laboratories	75,800	6,511,978
EnCana	24,000	1,287,600
EOG Resources	67,300	4,982,219
		12,781,797
Financials – 12.35%
†Affiliated Managers Group	38,900	2,568,178
Bank of New York Mellon	157,581	4,308,265
CME Group	26,650	7,430,820
†IntercontinentalExchange	91,180	8,576,390
optionsXpress Holdings	351,100	6,344,377
Schwab (Charles)	13,600	243,032
		29,471,062
Health Care – 14.14%
*†ABIOMED	185,300	1,399,015
*Allergan	142,900	7,635,147
*†Gilead Sciences	138,900	6,796,377
*†Intuitive Surgical	14,700	3,341,604
†Medco Health Solutions	106,700	5,640,162
Novo Nordisk ADR	72,400	4,227,436
Techne	23,800	1,518,916
UnitedHealth Group	112,600	3,159,556
		33,718,213

Technology – 28.70%
†Adobe Systems	120,300	3,900,126
†Apple	72,525	11,849,859
*†athenahealth	64,700	2,390,018
*Blackbaud	50,700	948,090
*†Crown Castle International	209,300	6,015,282
*†Intuit	107,600	3,195,720
*†j2 Global Communications	156,900	3,764,031
*†priceline.com	22,100	2,864,602
QUALCOMM	202,400	9,352,904
*†SBA Communications Class A	103,300	2,695,097
†Symantec	237,700	3,548,861
Tandberg	317,600	6,732,905
†Teradata	176,400	4,334,148
*†VeriSign	336,200	6,871,928
		68,463,571
Total Common Stock (cost $210,223,092)		227,194,658

	Principal
	Amount
≠Discount Note – 6.67%
Federal Home Loan Bank 0.09% 8/3/09	$15,923,124	15,923,044
Total Discount Note (cost $15,923,044)		15,923,044
Total Value of Securities Before Securities Lending Collateral – 101.92%
(cost $226,146,136)		243,117,702
	Number of
	Shares
Securities Lending Collateral** – 15.91%
Investment Companies
Mellon GSL DBT II Collateral Fund	15,009,981	15,009,981
BNY Mellon SL DBT II Liquidating Fund	23,381,452	22,934,866
†Mellon GSL Reinvestment Trust II	988,494	99
Total Securities Lending Collateral (cost $39,379,927)		37,944,946

Total Value of Securities – 117.83%
(cost $265,526,063)		281,062,648 ©
Obligation to Return Securities Lending Collateral** – (16.51%)		(39,379,927)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.32%)		(3,148,894)
Net Assets Applicable to 11,170,809 Shares Outstanding – 100.00%		$238,533,827

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
©Includes $38,272,255 of securities loaned.
*Fully or partially on loan.
**See Note 3 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$270,128,644
Aggregate unrealized appreciation	31,694,361
Aggregate unrealized depreciation	(20,760,357)
Net unrealized appreciation	$10,934,004

For federal income tax purposes, at April 30, 2009, capital loss carryforwards of $583,734,939 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $357,796,276 expires in 2010, $185,917,705 expires in 2011, $18,530,411 expires in 2012 and $21,490,547 expires in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’ investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$227,194,658	$-	$-	$227,194,658
Short-Term	-	15,923,044	-	15,923,044
Securities Lending Collateral	15,009,981	22,934,866	99	37,944,946
Total	$242,204,639	$38,857,910	$99	$281,062,648

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities Lending Collateral
Balance as of 4/30/09	$99
Net change in unrealized
appreciation/depreciation	-
Balance as of 7/31/09	$99

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$-

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $38,272,255, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

July 31, 2009

	Number of
	Shares	Value
Common Stock – 98.91%
Basic Materials – 4.56%
Alcoa	1,170	$13,759
Monsanto	260	21,840
†Owens-Illinois	690	23,419
United States Steel	380	15,105
		74,123
Business Services – 1.29%
DeVry	420	20,891
		20,891
Capital Goods – 7.16%
Fluor	350	18,480
Goodrich	520	26,707
Honeywell International	370	12,839
Lockheed Martin	140	10,466
Rockwell Collins	310	13,082
United Technologies	500	27,236
†URS	150	7,590
		116,400
Communication Services – 2.66%
†MetroPCS Communications	940	11,139
Verizon Communications	1,000	32,070
		43,209
Consumer Discretionary – 3.41%
American Eagle Outfitters	1,400	20,146
†Marvel Entertainment	260	10,286
†Urban Outfitters	1,040	25,001
		55,433
Consumer Services – 3.27%
Burger King Holdings	1,470	25,019
McDonald's	510	28,081
		53,100
Consumer Staples – 9.17%
CVS Caremark	940	31,471
†Jarden	1,240	30,566
Procter & Gamble	930	51,624
Wal-Mart Stores	710	35,415
		149,076
Energy – 12.46%
Chevron	380	26,399
EOG Resources	210	15,546
EQT	320	12,282
Exxon Mobil	890	62,646
†National Oilwell Varco	440	15,814
Occidental Petroleum	680	48,511
Schlumberger	400	21,400
		202,598
Financials – 12.78%
Bank of New York Mellon	690	18,865
Berkley (W.R.)	370	8,595
Capital One Financial	640	19,648
Goldman Sachs Group	170	27,761
JPMorgan Chase	1,010	39,036
†Nasdaq OMX Group	600	12,678
PNC Financial Services Group	370	13,564
Prudential Financial	440	19,479
Travelers Companies	390	16,797
Wells Fargo	1,280	31,309
		207,732

Health Care – 15.31%
Abbott Laboratories	640	28,794
†Amgen	400	24,924
†Celgene	270	15,379
†Express Scripts Class A	520	36,421
†Gen-Probe	230	8,538
†Gilead Sciences	580	28,379
Johnson & Johnson	730	44,449
Merck	750	22,508
UnitedHealth Group	640	17,958
Wyeth	460	21,413
		248,763
Media – 2.36%
Time Warner Cable	580	19,175
†Viacom Class B	830	19,223
		38,398
Real Estate – 0.00%
Simon Property Group	1	56
		56
Technology – 19.29%
†Apple	260	42,481
†Cisco Systems	1,290	28,393
†EMC	1,450	21,837
†Google Class A	80	35,444
Hewlett-Packard	1,010	43,733
Intel	1,800	34,650
†McAfee	380	16,940
Microsoft	1,990	46,805
†NetApp	710	15,947
QUALCOMM	590	27,264
		313,494
Transportation – 1.65%
Norfolk Southern	620	26,815
		26,815
Utilities – 3.54%
Exelon	340	17,292
Sempra Energy	480	25,166
Wisconsin Energy	350	15,040
		57,498
Total Common Stock (cost $1,630,642)		1,607,586

	Principal
	Amount
≠Discount Note – 1.29%
Federal Home Loan Bank 0.09% 8/3/09	$21,000	21,000
Total Discount Note (cost $21,000)		21,000

Total Value of Securities Before Securities Lending Collateral – 100.20%
(cost $1,651,642)		1,628,586

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	394	0
Total Securities Lending Collateral (cost $394)		0

Total Value of Securities – 100.20%
(cost $1,652,036)		1,628,586
Obligation to Return Securities Lending Collateral* – (0.02%)		(394)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.18%)		(2,892)
Net Assets Applicable to 254,231 Shares Outstanding – 100.00%		$1,625,300

†Non income producing security.
*See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,655,103
Aggregate unrealized appreciation	122,293
Aggregate unrealized depreciation	(148,810)
Net unrealized depreciation	$(26,517)

Effective May 1, 2009, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Total
Common Stock	$1,607,586	$-	$1,607,586
Short-Term	-	21,000	21,000
Total	$1,607,586	$21,000	$1,628,586

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolios. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolios will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolios will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: